Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Reconciliation of number of shares outstanding

Number of shares 000s	2024	2023	2022
1 January	5 525 601	5 587 016	5 634 993
Settlement of share-based payments	24 380	16 886	15 986
Acquisition of treasury shares	(176 832)	(78 301)	(63 963)
31 December	5 373 149	5 525 601	5 587 016

Schedule of translation differences, fair value and other reserves

		Fair value and other reserves
EURm	Translation differences(1)	Pension remeasurements	Hedging reserve	Cost of hedging reserve	Fair value reserve
1 January 2022	(396)	4 242	(7)	(1)	(15)
Foreign exchange translation differences	697	—	—	—	—
Net investment hedging losses	(147)	—	—	—	—
Remeasurements of defined benefit plans	—	(349)	—	—	—
Net fair value gains/(losses)	—	—	24	(27)	(208)
Transfer to income statement	14	—	61	10	175
Movement attributable to non-controlling interests	1	—	—	—	—
31 December 2022	169	3 893	78	(18)	(48)
Foreign exchange translation differences	(547)	—	—	—	—
Net investment hedging gains	105	—	—	3	—
Remeasurements of defined benefit plans	—	(261)	—	—	—
Net fair value gains/(losses)	—	—	2	(25)	(87)
Transfer to income statement	19	—	(66)	38	96
Movement attributable to non-controlling interests	5	—	—	—	—
31 December 2023	(249)	3 632	14	(2)	(39)
Foreign exchange translation differences	623	—	—	—	—
Net investment hedging losses	(31)	—	—	(1)	—
Remeasurements of defined benefit plans	—	326	—	—	—
Net fair value gains/(losses)	—	—	20	(1)	66
Transfer to income statement	(78)	—	(19)	19	(52)
Movement attributable to non-controlling interests	(2)	—	—	—	—
31 December 2024	263	3 958	15	15	(25)

(1)At 31 December 2024, translation differences include a EUR 154 million gain related to net investment hedging (EUR 186 million gain in 2023 and EUR 80 million gain in 2022).